LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Period:
2023	$ 3,275
2024	2,220
2025	1,487
2026	1,420
2027	1,254
Thereafter	2,042
Total operating lease payments	11,698
Less: imputed interest	(1,793)
Present value of lease liabilities	$ 9,905